Revenue and Contracts with Customers (Details) - Schedule of Summarizes Revenue Disaggregation - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 2,287,868	$ 3,489,676	$ 4,890,557	$ 7,734,756	$ 13,645,030	$ 17,627,097
Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation					2,945,946	3,258,158
Non-Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 1,652,046	$ 2,660,384	$ 3,575,166	$ 5,737,134	$ 10,699,084	$ 14,368,939